Artisan Developing World Fund Expense Example - Artisan Developing World Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,283